Risk Management and Fair Value Measurements (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risk Management And Fair Value Measurements
Impairment loss	$ 0	$ 0